INCOME TAXES - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, percent	(2.00%)	3.00%	(37.50%)	14.40%
Effective income tax rate reconciliation, at federal statutory income tax rate	21.00%		21.00%	21.00%
NOL carryforward, net			$ 264,577,000
Operating loss subject to expiration in the next twelve months				$ 42,060,000
Operating loss carryforwards with expiration			24,556,000
Operating loss carryforwards, section 382			224,124,000
Operating loss carryforwards, section 382, expected to expire prior to utilization			27,848,000
Deferred tax assets, operating loss carryforwards, state and local			70,303,000
Operating loss carryforwards, section 382, expected to expire prior to utilization, tax benefits			7,460,000
Operating loss carryforwards, valuation allowance			71,168,000
Deferred tax assets, operating loss carryforwards			6,009,000
Deferred tax assets, valuation allowance, temporary differences			2,323,000
Unrecognized tax benefits	$ 60,000		60,000	60,000	$ 360,000
Accrued interest and penalties	34,000		33,000	$ 27,000
Decrease in unrecognized tax benefits is reasonably possible	$ 0		0
Federal and State
Operating Loss Carryforwards [Line Items]
NOL carryforward			264,577,000
NOL carryforward, net			240,021,000
Capital loss carryforwards, sale transaction			24,556,000
Deferred tax assets, operating loss carryforwards			64,294,000
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
NOL carryforward			15,472,000
Operating loss subject to expiration in the next twelve months			0
Operating loss that can carryforward indefinitely from foreign subsidiaries			11,617,000
Deferred tax assets, operating loss carryforwards			$ 865,000